Consolidated Statements of Cash Flows (Supplementals) (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Cash Flow Information
Interest paid	$ 38,092	$ 21,168	$ 15,351
Income taxes paid	$ 12,501	$ 33,641	$ 24,307